SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Foreign currency translation
	September 30, 2020	September 30, 2019	September 30, 2018
Year-end CAD: USD exchange rate	0.7483	0.7553	0.7755
Annual average CAD: USD exchange rate	0.7435	0.7536	0.7795
Year-end RMB: USD exchange rate	0.1470	0.1401	0.1456
Annual average RMB: USD exchange rate	0.1427	0.1455	0.1530
Year-end HKD: USD exchange rate	0.1290	0.1276	0.1278
Annual average HKD: USD exchange rate	0.1286	0.1276	0.1277

Schedule of antidilutive securities excluded from computation of earnings per share
	2020	2019	2018
Stock options	10,300,000	10,300,000	11,300,000
Common stock warrants	-	-	-
Total	10,300,000	10,300,000	11,300,000

Schedule of estimated useful lives of property and equipment
Furniture and Fixtures	5 - 7 years
Machinery and Equipment	3 - 7 years
Leasehold Improvement	6 years